Unaudited Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Cash flows from operating activities:
Net loss from continuing operations	$ (57,939)	$ (15,713)	$ (53,194)	$ (35,574)	$ (24,251)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	10,672	11,663	22,566	22,865	23,196
Amortization of other intangible assets	10,125	10,161	20,317	20,698	20,306
Amortization of vessel dry-docking	6,635	8,138	15,376	15,014	13,686
Impairment charge for 2010			115,356	2,919
Amortization of deferred financing costs	1,404	2,018	3,955	3,412	2,947
Loss on conversion/modification of debt	36,421	630	(16,017)		50
Impairment charge	257	2,818	2,997	2,655	1,867
Restructuring charge			119,300	1,843	747
Legal settlements		(18,202)	(5,483)	32,270	20,000
Gain on change in value of debt conversion features	(19,130)		(84,480)
Deferred income taxes	266	2,026	162	148	10,617
Gain on sale of interest in joint venture				(724)
Gain on equipment disposals	(213)	(368)	(935)	(47)	(225)
Stock-based compensation	258	364	677	2,122	3,096
Payment-in-kind interest expense	9,396
Accretion of interest on convertible notes	3,931	5,764	11,972	11,060	10,011
Accretion of interest on legal settlements	1,121	284	810
Changes in operating assets and liabilities:
Accounts receivable	(10,764)	(21,449)	(11,417)	1,236	15,556
Materials and supplies	94	(3,772)	(4,084)	(44)	(4,487)
Other current assets	(407)	(2,933)	3,148	(1,164)	1,279
Accounts payable	14,358	(10,973)	(7,826)	1,538	(1,885)
Accrued liabilities	(3,268)	(2,844)	(6,274)	6,210	(1,461)
Vessel rent	(6,612)	(2,237)	5,482	(5,199)	(4,874)
Vessel dry-docking payments	(9,336)	(6,839)	(12,547)	(19,110)	(14,696)
Legal settlement payments	(1,500)	(1,884)	(8,518)	(5,000)	(5,000)
Other assets/liabilities	32	(837)	(3,495)	(768)	(3,488)
Net cash used in operating activities from continuing operations	(14,199)	(44,185)	(11,452)	53,441	62,991
Net cash used in operating activities from discontinued operations	(19,891)	(20,975)	(50,588)	(17,008)	(5,493)
Cash flows from investing activities:
Purchases of property and equipment	(4,230)	(6,708)	(15,111)	(15,991)	(9,750)
Proceeds from the sale of property and equipment	830	1,402	2,274	454	1,215
Proceeds from the sale of interest in joint venture				1,100
Net cash used in investing activities from continuing operations	(3,400)	(5,306)	(12,837)	(14,437)	(8,535)
Net cash used in investing activities from discontinued operations		(390)	(705)	(545)	(3,278)
Cash flows from financing activities:
Payments on long-term debt	(1,125)	(9,375)	(93,750)	(18,750)	(7,968)
Borrowing under ABL facility	42,500
Borrowing under revolving credit facility		97,500	104,500	108,800	64,000
Payments on revolving credit facility		(9,000)	(204,500)	(108,800)	(84,000)
Proceeds from issuance of First Lien Notes			225,000
Proceeds from issuance of Second Lien Notes			100,000
Payment of financing costs	(4,400)	(6,848)	(35,644)	(75)	(3,492)
Payments on capital lease obligations	(900)	(783)	(1,628)	(124)
Common stock issued under ESPP				111	104
Dividend to stockholders				(6,281)	(13,397)
Net cash provided by (used in) financing activities	36,075	71,494	93,978	(25,119)	(44,753)
Net increase in cash from continuing operations	18,476	22,003	69,689	13,885	9,703
Net decrease in cash from discontinued operations	(19,891)	(21,365)	(51,293)	(17,553)	(8,771)
Net (decrease) increase in cash	(1,415)	638	18,396	(3,668)	932
Cash at beginning of period		2,751	2,751	6,419	5,487
Cash at end of period	19,732	3,389	21,147	2,751	6,419
Supplemental disclosure of non-cash financing activity:
Second lien notes issued to SFL	40,000
Conversion of debt to equity	282,278
Notes issued as payment-in-kind	$ 15,730